Stock-based Compensation - Summary of the Company's Options Activity (Detail) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	436,238
Number of Options, Forfeited	(78,293)
Number of Options, Ending Balance	357,945	436,238
Number of Options, Exercisable	160,363
Number of Options, Unvested	197,582
Weighted Averaged Exercise Price , Beginning Balance	$ 10
Weighted Averaged Exercise Price,Forfeited	10
Weighted Averaged Exercise Price, Ending Balance	$ 10	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	3 years 3 months 18 days	4 years 3 months 18 days
Aggregate Intrinsic Value